RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 3A — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS AS OF December 31, 2022

The Company is filing this Amendment to amend the Original Report, to restate the Company’s related statement of cash flows and related footnote disclosures as of and for the year ended December 31, 2022 to correct errors noted below that were identified by the Company’s management.  The errors related to the cash effects of issuance of common stock to purchase a membership interest.

The following table summarizes the effect of the restatement on each financial statement line items as of December 31, 2022.

	As Previously		Restated
	Reported	Adjustments	Balances
Operating Activities
Issuance of common shares for purchase of membership interest	$9,498,705.00	$(9,498,705.00)	$-
Impairment loss on intangible asset	-	2,000,000.00	2,000,000.00
Net Cash Provided by Operating Activities	7,867,401.00	(7,498,705.00)	368,696.00
Investing Activities
Investments in Corporations and LLCs	(9,864,309.00)	9,498,705.00	(365,604.00)
Net Cash Used by Investing Activities	(11,144,304.00)	9,498,705.00	(1,645,599.00)
Financing Activities
Proceeds from issuance of convertible notes	3,435,377.00	(2,000,000.00)	1,435,377.00
Net Cash Provided by Financing Activities	3,887,046.00	(2,000,000.00)	1,887,046.00
Net Cash Increase for the Year	$610,143.00	$-	$610,143.00
Supplemental Information
Issuance of common shares for purchase of membership interest	1,540,331.00	7,958,374.00	9,498,705.00

As a result, these restatements and revisions result in cash flow classification differences and will have no impact on the Company’s current or previously reported cash position, operating expenses, or ending cash flow for the period represented.

NOTE 3B — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS AS OF December 31, 2022

The Company is filing this Amendment to amend the Original Report, to restate the Company’s related balance sheets, statement of operations, and footnote disclosures as of and for the year ended December 31, 2022 to correct errors noted below that were identified by the Company’s management.  The errors related to the cash effects of the impairment of intangible assets.

The following table summarizes the effect of the restatement on the balance sheet line items as of December 31, 2022.

	As Previously		Restated
	Reported	Adjustments	Balances
Intangible Assets. Net of accumulated amortization	$769,145	$(28,658)	$740,487
Total Long-Term Assets	11,990,358	(28,658)	11,961,700
Total Assets	12,495,241	(28,658)	12,466,583
Accumulated Deficit	(2,717,124)	(28,658)	(2,745,782)
Total Stockholders’ Equity (Deficit)	8,181,145	(28,658)	8,152,487
Total Liabilities & Stockholders’ Equity (Deficit)	12,495,241	(28,658)	12,466,583

The following table summarizes the effect of the restatement on the statement of operations line items as of December 31, 2022.

	As Previously		Restated
	Reported	Adjustments	Balances
Amortization expense of intangibles	$0	$(28,658)	$(28,658)
Total Other Income and Expense	(407,304)	(28,658)	(435,962)
Net Loss for the Period	(2,660,547)	(28,658)	(2,689,205)

As a result, these restatements and revisions result in the financial statement line items noted and will have no impact on the Company’s current or previously reported statements for the period represented.